Segment Analysis - Summary of Reconciliation of Operating Profit to Adjusted Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
Operating profit	£ 1,964	£ 1,905	£ 1,708
Adjustments:
Amortisation of acquired intangible assets	288	314	346
Acquisition-related costs	84	56	51
Reclassification of tax in joint ventures	11	10	10
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	£ 2,346	£ 2,284	£ 2,114